VERACITY FUNDS

April 29, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Veracity Funds
File Nos. 811-21483 and 333-111717

Ladies and Gentlemen:

On behalf of the Veracity Funds (the “Trust”), attached for filing is Post-Effective Amendment No. 7 (the “Amendment”) to the Trust’s registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, to be effective on July 1, 2010 pursuant to Rule 485(a) under the Securities Act of 1933.

The Amendment is being filed to comply with the new “Summary Prospectus” rule and related amendments to Form N-1A.

Please contact the undersigned at (513) 587-3406 with questions or comments concerning this filing.

Very truly yours,

/s/ Wade Bridge

Wade Bridge
Assistant Secretary

Veracity Funds     P.O. Box 46707      Cincinnati, Ohio  45246-0707      Phone: 1-866-896-9292      Fax: 513-587-3438